PROVISIONS (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS
Balance at beginning		$ 37.8	$ 50.9
Translation differences		1.4	(1.5)
Provisions made during the year		6.8	15.0
Provisions used during the year		(8.8)	(26.6)
Provisions reversed during the year		(1.8)
Balance at ending		35.4	37.8
Long-term provisions		5.5	5.6
Current provisions		29.9	32.2
Total		$ 35.4	37.8
Majority of warranty provisions		1 year
Restructuring costs	$ 4.3
Product warranty
PROVISIONS
Balance at beginning		$ 22.9	22.5
Translation differences		0.5	(0.4)
Provisions made during the year		5.3	7.0
Provisions used during the year		(4.4)	(6.2)
Provisions reversed during the year		(0.1)
Balance at ending		24.2	22.9
Restructuring
PROVISIONS
Balance at beginning		6.0	20.0
Translation differences		0.1	(1.2)
Provisions made during the year		0.0	4.5
Provisions used during the year		(2.5)	(17.3)
Provisions reversed during the year		(1.4)
Balance at ending		2.2	6.0
Other
PROVISIONS
Balance at beginning		8.9	8.4
Translation differences		0.8	0.1
Provisions made during the year		1.5	3.5
Provisions used during the year		(1.9)	(3.1)
Provisions reversed during the year		(0.3)
Balance at ending		9.0	8.9
Environmental provisions
PROVISIONS
Long-term provisions		$ 0.4	$ 0.4